EMPLOYEE BENEFITS (Details 6) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumption of medical cost trend rates [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	R$ (80.1)	R$ (95.2)	R$ (94.3)
Decrease in assumption	69.4	82.2	81.8
Actuarial assumption of discount rates [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	315.1	284.8	307.9
Decrease in assumption	(236.7)	(302.4)	(328.0)
Actuarial assumption of expected rates of salary increases [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	(4.6)	(17.3)	(17.6)
Decrease in assumption	25.9	14.7	16.5
Actuarial assumption of life expectancy after retirement [member]
IfrsStatementLineItems [Line Items]
Increase in assumption	(150.2)	(201.0)	(221.5)
Decrease in assumption	R$ 241.4	R$ 196.1	R$ 213.5